Segments - Narrative (Details)	12 Months Ended
Dec. 31, 2019 DWT
Number of Reportable Segments	2
Ultramax pool [Member] | Minimum
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
DWT	64,000
Kamsarmax pool [Member] | Minimum
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
DWT	84,000
Kamsarmax | Kamsarmax pool [Member] | Minimum
DWT	82,000
Kamsarmax | Kamsarmax pool [Member] | Maximum [Member]
DWT	84,000
Ultramax | Ultramax pool [Member] | Minimum
DWT	60,200
Ultramax | Ultramax pool [Member] | Maximum [Member]
DWT	64,000